Property, equipment and right of the use assets - Summary of Reconciliation of Changes in Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	R$ 1,842,239,000
Impairment	2,032,207,000
Balance, end of period	1,968,840,000
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,842,239,000
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	218,597,000
Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	93,285,000
Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	70,579,000
Equipment and facilities [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	49,243,000
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	2,079,000
Vehicles [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,207,000
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	5,564,000
Furniture and fixture [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	5,029,000
Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	914,605,000
Aircraft equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,039,473,000
Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	500,999,000
Aircraft and engines [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	459,056,000
Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	84,578,000
Advance payments for acquisition of aircrafts [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	112,923,000
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, end of period	171,839,000
Construction in progress [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	81,023,000
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	1,262,152,000
Disposals/ Write-offs	(273,040,000)
Transfers	(29,103,000)
Balance, end of period	3,460,785,000
Cost [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,500,776,000
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	124,181,000
Disposals/ Write-offs	(3,118,000)
Transfers	29,350,000
Balance, end of period	296,728,000
Cost [member] | Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	146,315,000
Cost [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	48,101,000
Disposals/ Write-offs	(2,091,000)
Transfers	149,000
Balance, end of period	176,814,000
Cost [member] | Equipment and facilities [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	130,655,000
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	376,000
Balance, end of period	3,614,000
Cost [member] | Vehicles [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	3,238,000
Cost [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	1,891,000
Disposals/ Write-offs	(5,000)
Balance, end of period	20,683,000
Cost [member] | Furniture and fixture [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	18,797,000
Cost [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	566,152,000
Disposals/ Write-offs	(72,835,000)
Transfers	(15,531,000)
Balance, end of period	1,856,138,000
Cost [member] | Aircraft equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,378,352,000
Cost [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	146,527,000
Disposals/ Write-offs	(149,910,000)
Transfers	224,301,000
Balance, end of period	850,391,000
Cost [member] | Aircraft and engines [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	629,473,000
Cost [member] | Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	55,649,000
Disposals/ Write-offs	(45,081,000)
Transfers	(38,913,000)
Balance, end of period	84,578,000
Cost [member] | Advance payments for acquisition of aircrafts [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	112,923,000
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	319,275,000
Transfers	(228,459,000)
Balance, end of period	171,839,000
Cost [member] | Construction in progress [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	81,023,000
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(221,654,000)
Disposals/ Write-offs	75,422,000
Impairment	(687,176,000)
Balance, end of period	(1,491,945,000)
Accumulated depreciation [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(658,537,000)
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(25,157,000)
Disposals/ Write-offs	186,000
Impairment	(130,000)
Balance, end of period	(78,131,000)
Accumulated depreciation [member] | Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(53,030,000)
Accumulated depreciation [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(17,265,000)
Disposals/ Write-offs	687,000
Impairment	(8,245,000)
Balance, end of period	(106,235,000)
Accumulated depreciation [member] | Equipment and facilities [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(81,412,000)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(504,000)
Balance, end of period	(1,535,000)
Accumulated depreciation [member] | Vehicles [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(1,031,000)
Accumulated depreciation [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(1,356,000)
Disposals/ Write-offs	5,000
Balance, end of period	(15,119,000)
Accumulated depreciation [member] | Furniture and fixture [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(13,768,000)
Accumulated depreciation [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(143,550,000)
Disposals/ Write-offs	42,249,000
Impairment	(501,353,000)
Balance, end of period	(941,533,000)
Accumulated depreciation [member] | Aircraft equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(338,879,000)
Accumulated depreciation [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the period	(33,822,000)
Disposals/ Write-offs	32,295,000
Impairment	(177,448,000)
Balance, end of period	(349,392,000)
Accumulated depreciation [member] | Aircraft and engines [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	R$ (170,417,000)